INCOME TAXES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Deferred income tax assets	$ 2,034	$ 1,426
Deferred income tax liabilities	(6,730)	(6,647)
Total deferred income tax assets and liabilities	$ (4,696)	$ (5,221)